Cover	May 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 08, 2023
Entity File Number	000-31549
Entity Registrant Name	PCT LTD
Entity Central Index Key	0001119897
Entity Tax Identification Number	90-0578516
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4235 Commerce Street
Entity Address, City or Town	Little River
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29566
City Area Code	843
Local Phone Number	390-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false